Share capital - Rio Tinto plc - Additional information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
American depository receipts
Disclosure of classes of share capital [line items]
Value of shares purchased by employee share ownership trusts		$ 43	$ 140	$ 39
Rio Tinto plc [Member]
Disclosure of classes of share capital [line items]
Shares held in the employee share ownership trusts on behalf of Rio Tinto plc		821,589
Number of shares bought back		28,356,034	63,984,287	(32,937,000)
Rio Tinto plc [Member] | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares bought back	3,233,874
Rio Tinto plc [Member] | American depository receipts
Disclosure of classes of share capital [line items]
ADRs held by the Employee share ownership Trust (ESOT)		44,666